REVENUE - Disaggregation of revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of revenue
Revenue	$ 56,862	$ 53,467	$ 178,980	$ 144,563	$ 188,918	$ 186,982
Canada
Disaggregation of revenue
Revenue	5,004		11,020
United States
Disaggregation of revenue
Revenue	51,858	53,467	167,960	144,563
Cost-plus reimbursement contracts
Disaggregation of revenue
Revenue	47,128	45,506	155,427	118,614	158,278	136,541
Fixed-price contracts
Disaggregation of revenue
Revenue	$ 9,734	$ 7,961	$ 23,553	$ 25,949	$ 30,639	$ 50,441